Mezzanine Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Noncontrolling Interest [Abstract]
Mezzanine Equity
Mezzanine Equity
Redeemable Noncontrolling Interests—Redeemable noncontrolling interests are included in the mezzanine section of our condensed consolidated balance sheets as the ownership interests are redeemable for cash or registered shares outside of the Company’s control. See note 2 for tables summarizing the redeemable noncontrolling ownership interests and carrying values.
The following table summarizes the net (income) loss allocated to our redeemable noncontrolling interests (in thousands):

	Three Months Ended March 31,
	2019	2018
Net (income) loss allocated to redeemable noncontrolling interests:
Ashford Holdings	$4	$12
J&S	(227)	(355)
OpenKey	202	282
Total net (income) loss allocated to redeemable noncontrolling interests	$(21)	$(61)

Preferred Stock—On August 8, 2018, we completed the acquisition of Premier for a total transaction value of $203 million. The purchase price was paid by issuing 8,120,000 shares of Series B Convertible Preferred Stock to the Remington Sellers. The Series B Convertible Preferred Stock has a conversion price of $140 per share and, if converted, would convert into 1,450,000 shares of our common stock. Dividends on the Series B Convertible Preferred Stock are payable at an annual rate of 5.5% in the first year, 6.0% in the second year, and 6.5% in the third year and each year thereafter. Under the applicable authoritative accounting guidance, this increasing dividend rate feature results in a discount that must be reflected in the fair value of the preferred stock, which is reflected in “Series B cumulative convertible preferred stock, net of discount” on our condensed consolidated balance sheets. For the three months ended March 31, 2019, we recorded $491,000 of amortization related to the preferred stock discount.
The Series B Convertible Preferred Stock is included in the mezzanine section of our condensed consolidated balance sheets as the ownership interests are redeemable outside of the Company’s control. The Series B Convertible Preferred Stock is redeemable at the option of the holder for cash in the event of a change of control. Each share of our Series B Convertible Preferred Stock is convertible at any time, at the option of the holder, into a number of whole or partial shares of common stock, pursuant to the agreements. The Series B Convertible Preferred Stock is also subject to conversion upon certain events constituting a change of control.
In addition to certain separate class voting rights, the holders of the Series B Convertible Preferred Stock vote on an as-converted basis with the holders of the common stock on all matters submitted for approval by the holders of our capital stock possessing general voting rights. However, for five years following the closing of the acquisition of Premier, the selling stockholders and their transferees will generally be subject to certain voting restrictions with respect to shares in excess of 25% of the combined voting power of our outstanding capital stock.
After the seventh anniversary of the closing of the acquisition of Premier, we have the option to redeem all or any portion of the Series B Convertible Preferred Stock in $25.0 million increments on a pro rata basis among all covered investors unless, no less than 15 days before the closing of the purchase transaction, the participating covered investors specify an alternative allocation of the Series B Convertible Preferred Stock subject to the redemption (the “Call Option”), at a price per share equal to the sum of (i) $25.125 (as adjusted for any applicable stock splits or similar transactions) plus (ii) all accrued but unpaid dividends. The purchase price is payable only in cash. The notice of exercise of the Call Option does not limit or restrict any covered investor’s right to convert the Series B Convertible Preferred Stock into shares of our common stock prior to the closing of the Call Option.
The Series B Convertible Preferred Stock quarterly dividend for all issued and outstanding shares was $0.3438 for the three months ended March 31, 2019. The Company declared and paid dividends as presented below:

	Three Months Ended March 31,
	2019	2018
Preferred dividends	$2,791	$—

Mezzanine Equity
Redeemable Noncontrolling Interests—Redeemable noncontrolling interests are included in the mezzanine section of our consolidated balance sheets as the ownership interests are redeemable for cash or registered shares outside of the Company’s control. See note 2 for tables summarizing the redeemable noncontrolling ownership interests and carrying values.
Redeemable noncontrolling interests in Ashford Holdings represents certain members’ proportionate share of equity and their allocable share of equity in earnings/loss of Ashford Holdings, which is an allocation of net income/loss attributable to the members based on the weighted average ownership percentage of these members’ interest. Beginning one year after issuance, each common unit of membership interest may be redeemed by the holder, for cash or registered shares in certain cases outside the Company’s control. Prior to April 6, 2017, the noncontrolling interests represented certain members’ proportionate share of equity and their allocable share of equity in earnings/loss of Ashford LLC. See note 1.
In connection with our spin-off, Ashford Trust OP unit holders received one common unit in Ashford LLC for every 55 common units held in Ashford Trust OP. Each holder of common units of Ashford LLC could then exchange up to 99% of the Ashford LLC common units for shares of Ashford Inc. common stock. During the year ended December 31, 2014, approximately 356,000 common units were exchanged for shares of Ashford Inc. common stock at the rate of one share of Ashford Inc. common stock for every 55 Ashford LLC common units. Following the completion of the exchange offer, Ashford LLC effected a reverse stock split of its common units such that each common unit was automatically converted into 1/55 of a common unit.
A summary of the activity of the member interest units is as follow (in thousands):

	Year Ended December 31,
	2018	2017	2016
Units outstanding at beginning of year	4	4	5
Units redeemed for cash (1)	—	—	(1)
Units outstanding at end of year	4	4	4
Units convertible/redeemable at end of year	4	4	4

__________________

(1)
During the years ended December 31, 2018, 2017, and 2016, membership interest units with aggregate fair values at redemption of $0, $0 and $18,000, respectively, were redeemed by the holder and, at our election, we paid cash to satisfy the redemption price.

Redeemable noncontrolling interest in other subsidiary common stock represented redeemable ownership interests in our consolidated subsidiaries, J&S and OpenKey, for the years ended December 31, 2018 and 2017. Redeemable noncontrolling interests in other subsidiary common stock originated as a result of the following transactions:
On March 8, 2016, a 100% noncontrolling interest in OpenKey was initially reduced to a 49.28% redeemable noncontrolling interest, which resulted in the conversion of our note receivable into our initial 38.49% ownership interest. See also notes 1, 2, 13 and 17 to our consolidated financial statements.
On November 1, 2017, we acquired an 85% controlling interest in J&S with 15% ownership held by the company’s founders as a redeemable noncontrolling interest in the J&S subsidiary common stock. See note 5 for details of the acquisition. See also notes 1, 2, 13 and 17 to our consolidated financial statements.
The following table summarizes the net (income) loss allocated to our redeemable noncontrolling interests (in thousands).

	Year Ended December 31,
	2018	2017	2016
Net (income) loss allocated to redeemable noncontrolling interests:
Ashford Holdings (1)	$(9)	$19	$4
J&S	361	136	—
OpenKey	1,086	1,329	1,143
Total net (income) loss allocated to redeemable noncontrolling interests	$1,438	$1,484	$1,147
________

(1)	Represents the 0.2% interest in Ashford LLC prior to our legal entity restructuring on April 6, 2017 and 0.2% interest in Ashford Holdings thereafter.
Preferred Stock—The Series B Convertible Preferred Stock is included in the mezzanine section of our consolidated balance sheets as the ownership interests are redeemable outside of the Company’s control. The Series B Convertible Preferred Stock is redeemable at the option of the holder for cash in the event of a change of control. Each share of our Series B Convertible Preferred Stock is convertible at any time, at the option of the holder, into a number of whole or partial shares of common stock. Conversions are calculated by multiplying the number of shares to be converted by "Liquidation Value" and dividing the product by the "Preferred Conversion Price" in effect immediately prior to the conversion. The "Liquidation Value" is calculated by taking the base conversion price of $25 and adjusting it for any stock splits, stock dividends, recapitalization, or similar transaction that effected the Series B Convertible Preferred Stock and adding all accrued, unpaid dividends on each share (whether declared or not). The "Preferred Conversion Price" is defined as the sum of $140 and the effect of adjustments related to any changes in the quantity and/or value of common shares.
On August 8, 2018, we completed the acquisition of Premier for a total transaction value of $203 million. The purchase price was paid by issuing 8,120,000 shares of Series B Convertible Preferred Stock to the Remington Sellers. The Series B Convertible Preferred Stock has a conversion price of $140 per share and, if converted, would convert into 1,450,000 shares of our common stock. Dividends on the Series B Convertible Preferred Stock are payable at an annual rate of 5.5% in the first year, 6.0% in the second year, and 6.5% in the third year and each year thereafter. Under the applicable authoritative accounting guidance, this increasing dividend rate feature results in a discount that must be reflected in the fair value of the preferred stock, which is reflected in “Series B cumulative convertible preferred stock, net of discount” on our consolidated balance sheets. For the year ended December 31, 2018, we recorded $730,000 of amortization related to the preferred stock discount.
In addition to certain separate class voting rights, the holders of the Series B Convertible Preferred Stock vote on an as-converted basis with the holders of the common stock on all matters submitted for approval by the holders of our capital stock possessing general voting rights. However, for five years following the closing of the acquisition of Premier, the selling stockholders and their transferees will generally be subject to certain voting restrictions with respect to shares in excess of 25% of the combined voting power of our outstanding capital stock. The Series B Convertible Preferred Stock is also subject to conversion upon certain events constituting a change of control.
After the seventh anniversary of the closing of the acquisition of Premier, we have the option to redeem all or any portion of the Series B Convertible Preferred Stock in $25.0 million increments on a pro rata basis among all covered investors unless, no less than 15 days before the closing of the purchase transaction, the participating covered investors specify an alternative allocation of the Series B Convertible Preferred Stock subject to the redemption (the “Call Option”), at a price per share equal to the sum of (i) $25.125 (as adjusted for any applicable stock splits or similar transactions) plus (ii) all accrued but unpaid dividends. The purchase price is payable only in cash. The notice of exercise of the Call Option does not limit or restrict any covered investor’s right to convert the Series B Convertible Preferred Stock into shares of our common stock prior to the closing of the Call Option. The Series B Convertible Preferred Stock is included in the mezzanine section of our consolidated balance sheets as the preferred shares are redeemable for shares of our common stock outside of the Company’s control.
The Series B Convertible Preferred Stock quarterly dividend for all issued and outstanding shares was $0.3438 per share for the three months ended December 31, 2018. The Company declared and paid dividends as presented below:

	Year Ended December 31,
	2018	2017	2016
Preferred dividends	$4,466	$—	$—